Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Buildings	10-20 years
Computer and office equipment	3-10 years
Machinery and equipment	3-10 years
Vehicles	4-5 years

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the CFS:
	June 30,		For the Years Ended June 30,
	2025	2024	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1USD	7.1586	7.1268	7.1599	7.1326	6.9415